INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7 - INTANGIBLE ASSETS

Customer relations in the amount of $363 thousand that was acquired by the company through the acquisition of Ocean (see note 3) have a finite useful life of 5.25 years and are measured at cost less accumulated amortization. The company recognized amortization of $74 thousand and $19 thousand during 2021 and 2020 regarding customer relations.